UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas-Applegate
Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JUNE 30, 2005

NICHOLAS-APPLEGATE® GROWTH EQUITY FUND

FUND TYPE

Stock

OBJECTIVE

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Dear Shareholder:

August 15, 2005

We would like to help you better understand the process that’s being used to manage the Nicholas-Applegate Growth Equity Fund’s investment portfolio. Our investment management team looks for opportunities that are created when investors under-react to changing information. Using a multi-factor quantitative model, the team seeks out companies whose earnings growth is accelerating and then buys shares before the overall market responds. Similarly, the team sells positions when the model identifies slowdowns in earnings growth.

Over this reporting period, the Fund’s investment strategy has contributed to returns that exceeded the average of its peers as measured by the Lipper Mid-Cap Growth Funds Average. Although past performance is not indicative of future returns, this recent performance marks a very positive development for the Fund.

We believe the Fund can play a significant role in a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage risk by not being overly exposed to any particular asset class and it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

Consistent with industry best practices and recent regulatory requirements, the Board of the Fund has elected an independent director as its chairman.

We appreciate your confidence in the Nicholas-Applegate Growth Equity Fund.

Sincerely,

Robert F. Gunia, President

Nicholas-Applegate Growth Equity Fund

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of Nicholas-Applegate® Growth Equity Fund (the Fund) is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 6/30/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	1.68%	11.00%	–57.19%	63.76%	300.48%
Class B	1.42	10.28	–58.81	51.29	156.29
Class C	1.42	10.28	–58.81	51.29	74.20
Class Z	1.83	11.25	–56.68	N/A	31.32
S&P MidCap 400 Index[3]	3.85	14.03	50.31	292.84	***
Russell Midcap® Growth Index[4]	1.70	10.86	–23.55	146.34	****
Lipper Mid-Cap Growth Funds Avg.[5]	0.13	7.82	–18.37	128.20	*****

Average Annual Total Returns[1] as of 6/30/05
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	4.89%	–16.56%	4.46%	7.57%
Class B	5.28	–16.39	4.23	6.92
Class C	9.28	–16.26	4.23	5.22
Class Z	11.25	–15.41	N/A	3.34
S&P MidCap 400 Index[3]	14.03	8.49	14.66	***
Russell Midcap® Growth Index[4]	10.86	–5.23	9.43	****
Lipper Mid-Cap Growth Funds Avg.[5]	7.82	–5.02	8.22	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 4/9/87; Class B, 6/10/91; Class C, 8/1/94; and Class Z, 3/18/97.

3The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) comprises 400 domestic stocks chosen for market size, liquidity, and industry group representation, and gives a broad look at how mid-cap stock prices have performed.

4The Russell Midcap® Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

5The Lipper Mid-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mid-Cap Growth Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

The returns for the S&P MidCap 400 Index and the Russell Midcap® Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns are 973.96% for Class A, 563.20% for Class B, 364.89% for Class C, and 200.49% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns are 13.89% for Class A, 14.38% for Class B, 15.11% for Class C, and 14.27% for Class Z.

****Russell Midcap® Growth Index Closest Month-End to Inception cumulative total returns are 498.42% for Class A, 300.14% for Class B, 203.04% for Class C, and 94.45% for Class Z. Russell Midcap® Growth Index Closest Month-End to Inception average annual total returns are 10.30% for Class A, 10.35% for Class B, 10.69% for Class C, and 8.39% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns are 436.55% for Class A, 278.87% for Class B, 187.66% for Class C, and 92.01% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 9.38% for Class A, 9.65% for Class B, 9.78% for Class C, and 7.86% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 6/30/05
Bed Bath & Beyond, Inc., Retail/Wholesale Specialty Chain	2.2%
Coventry Health Care, Inc., Drugs and Healthcare	2.0
Cal Dive International, Inc., Oil & Gas Equipment & Services	1.6
McAfee, Inc., Computer Software	1.6
ENSCO International, Inc., Oil & Gas—Production/Pipeline	1.6

Holdings are subject to change.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 6/30/05
Retail/Wholesale Specialty Chain	11.8%
Other Commercial/Industrial Services	10.0
Drugs & Healthcare	9.9
Financial/Business Services	7.1
Transportation/Trucking/Shipping	6.7

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, at the beginning of the period, and held through the six-month period ended June 30, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Nicholas-Applegate Fund, Inc./ Nicholas-Applegate Growth Equity Fund		Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,016.81	1.84%	$9.20
	Hypothetical	$1,000.00	$1,015.67	1.84%	$9.20

Class B	Actual	$1,000.00	$1,014.18	2.63%	$13.13
	Hypothetical	$1,000.00	$1,011.75	2.63%	$13.12

Class C	Actual	$1,000.00	$1,014.18	2.63%	$13.13
	Hypothetical	$1,000.00	$1,011.75	2.63%	$13.12

Class Z	Actual	$1,000.00	$1,018.30	1.63%	$8.16
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of June 30, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS 99.5%
CAPITAL GOODS 5.1%

Aerospace & Defense 0.7%
25,600	Goodrich Corp.	$1,048,576

Diversified Manufacturing 4.4%
14,200	ITT Industries, Inc.	1,386,346
24,300	Precision Castparts Corp.	1,892,970
29,700	Temple-Inland, Inc.	1,103,355
8,800	Textron, Inc.	667,480
17,500	V. F. Corp.	1,001,350

		6,051,501
COMMERCIAL/INDUSTRIAL SERVICES 21.2%

Broadcasting/Media 2.8%
81,600	CSG Systems International, Inc.(a)	1,548,768
345,100	Gemstar-TV Guide International, Inc.(a)	1,238,909
180,500	Sirius Satellite Radio, Inc.(a)	1,169,640

		3,957,317

Building & Construction 5.6%
19,700	KB HOME	1,501,731
20,200	Martin Marietta Materials, Inc.	1,396,224
21,900	Standard Pacific Corp.	1,926,105
13,500	Vulcan Materials Co.	877,365
51,500	Walter Industries, Inc.	2,070,300

		7,771,725

Construction & Mining Equipment 1.6%
40,800	Masco Corp.	1,295,808
23,700	Terex Corp.(a)	933,780

		2,229,588

Human Resources 1.2%
51,700	Korn/Ferry International(a)	917,675
28,700	Robert Half International, Inc.	716,639

		1,634,314

Other Commercial/Industrial Services 10.0%
39,000	Alliance Data Systems Corp.(a)	1,581,840
34,500	ARAMARK Corp. (Class “B” Stock)	910,800

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	7

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

24,100	Brink’s Co. (The)	$867,600
52,000	Georgia-Pacific Corp.	1,653,600
19,600	Parker Hannifin Corp.	1,215,396
159,800	Quanta Services, Inc.(a)	1,406,240
78,100	Rollins, Inc.	1,565,124
144,400	Service Corporation International	1,158,088
62,600	Thermo Electron Corp.(a)	1,682,062
32,500	W.W. Grainger, Inc.	1,780,675

		13,821,425
CONSUMER NON-DURABLES 22.4%

Drugs & Healthcare 9.9%
22,700	Covance, Inc.(a)	1,018,549
38,500	Coventry Health Care, Inc.(a)	2,723,875
26,000	Express Scripts, Inc.(a)	1,299,480
20,900	Gilead Sciences, Inc.(a)	919,391
46,500	Humana, Inc.(a)	1,847,910
59,300	IMS Health, Inc.	1,468,861
22,300	Laboratory Corp. of America Holdings(a)	1,112,770
36,600	Medco Health Solutions, Inc.(a)	1,952,976
22,700	Sepracor, Inc.(a)	1,362,227

		13,706,039

Furniture 0.7%
19,500	HNI Corp.	997,425

Retail/Wholesale Specialty Chain 11.8%
41,300	7-Eleven, Inc.(a)	1,248,912
17,400	Abercrombie & Fitch Co. (Class “A” Stock)	1,195,380
61,600	American Eagle Outfitters, Inc.	1,888,040
32,700	American Greetings Corp. (Class “A” Stock)	866,550
72,100	Bed Bath & Beyond, Inc.(a)	3,012,338
54,000	Claire’s Stores, Inc.	1,298,700
36,200	Coach, Inc.(a)	1,215,234
20,100	Federated Department Stores, Inc.	1,472,928
58,100	Limited Brands, Inc.	1,244,502
52,000	Newell Rubbermaid, Inc.	1,239,680
23,700	Nordstrom, Inc.	1,610,889

		16,293,153
CONSUMER DISCRETIONARY 6.4%

Cable TV 2.1%
90,100	Cablevision Systems Corp. (Class “A” Stock)(a)	2,901,220

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Gaming 0.7%
26,200	Penn National Gaming, Inc.(a)	$956,300

Hotels & Leisure 0.8%
16,300	Marriott International, Inc. (Class “A” Stock)	1,111,986

Restaurants 1.7%
31,700	Brinker International, Inc.(a)	1,269,585
21,500	Yum! Brands, Inc.	1,119,720

		2,389,305

Tools 1.1%
16,200	Black & Decker Corp.	1,455,570
ENERGY 9.3%

Oil & Gas Equipment & Services 5.1%
42,800	Cal Dive International, Inc.(a)	2,241,436
59,300	Grant Prideco, Inc.(a)	1,568,485
24,183	National-Oilwell Varco, Inc.(a)	1,149,660
81,200	Pride International, Inc.(a)	2,086,840

		7,046,421

Oil & Gas-Production/Pipeline 4.2%
38,200	Diamond Offshore Drilling, Inc.	2,041,026
144,200	El Paso Corp.	1,661,184
61,700	ENSCO International, Inc.	2,205,775

		5,907,985
FINANCIAL SERVICES 8.0%

Financial/Business Services 7.1%
24,400	Associated Banc-Corp.	821,304
48,750	Berkley (W. R.) Corp.	1,739,400
3,400	Chicago Merchantile Exchange	1,004,700
25,000	CIT Group, Inc.	1,074,250
27,600	Dun & Bradstreet Corp.(a)	1,701,540
49,500	First Marblehead Corp. (The)(a)	1,735,470
16,800	Fiserv, Inc.(a)	721,560
26,900	Investors Financial Svcs. Corp.	1,017,358

		9,815,582

Insurance 0.9%
45,200	CNA Financial Corp.(a)	1,284,584

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	9

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

INDUSTRIALS 6.7%

Transportation/Trucking/Shipping 6.7%
45,800	CNF, Inc.	$2,056,420
48,600	CSX Corp.	2,073,276
57,500	GATX Corp.	1,983,750
57,600	Laidlaw International, Inc.(a)	1,388,160
35,200	Yellow Roadway Corp.(a)	1,788,160

		9,289,766
MATERIALS 1.6%

Chemicals 1.1%
28,800	Eastman Chemical Co.	1,588,320

Forest Products 0.5%
10,000	Weyerhaeuser Co.	636,500
TECHNOLOGY 18.8%

Computers & Peripherals 1.0%
103,700	Western Digital Corp.(a)	1,391,654

Computer Services 1.3%
35,100	CheckFree Corp.(a)	1,195,506
10,000	Lexmark International, Inc. (Class “A” Stock)(a)	648,300

		1,843,806

Computer Software 5.4%
35,000	Adobe Systems, Inc.	1,001,700
52,000	Autodesk, Inc.(a)	1,787,240
85,100	McAfee, Inc.(a)	2,227,918
33,900	Network Appliance, Inc.(a)	958,353
60,100	VERITAS Software Corp.(a)	1,466,440

		7,441,651

Electronic Components 4.9%
42,500	Altera Corp.(a)	842,350
20,200	L-3 Communications Holdings, Inc.	1,546,916
99,400	PerkinElmer, Inc.	1,878,660
262,200	Solectron Corp.(a)	993,738
56,800	Thomas & Betts Corp.(a)	1,604,032

		6,865,696

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Semiconductors 2.3%
22,300	KLA-Tencor Corp.	$974,510
44,000	Microchip Technology, Inc.	1,303,280
29,700	QLogic Corp.(a)	916,839

		3,194,629

Telecommunication Services 3.9%
107,500	Crown Castle International Corp.(a)	2,184,400
45,600	Harris Corp.	1,423,176
27,400	Juniper Networks, Inc.(a)	689,932
38,200	VeriSign, Inc.(a)	1,098,632

		5,396,140

	Total long-term investments (cost $124,160,208)	138,028,178

Principal Amount (000)
SHORT-TERM INVESTMENTS 2.2%

Repurchase Agreement
	State Street Bank & Trust Co. Repurchase Agreement dated 6/30/05, 1.40%, due 7/1/05(b)
3,033	(cost $3,033,000)	3,033,000

	Total Investments 101.7% (cost $127,193,208; Note 5)	141,061,178
	Liabilities in excess of other assets (1.7%)	(2,378,371)

	Net Assets 100%	$138,682,807

(a)	Non-income producing security.
(b)	Repurchase price of $3,033,118. Collateralized by $3,100,000 U.S. Treasury Notes with a rate of 3.625%, maturity date of 6/30/07, and aggregate market value, including accrued interest, of $3,096,125.

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	11

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Retail/Wholesale Specialty Chain	11.8%
Other Commercial/Industrial Services	10.0
Drugs & Healthcare	9.9
Financial/Business Services	7.1
Transportation/Trucking/Shipping	6.7
Building & Construction	5.6
Computer Software	5.4
Oil & Gas Equipment & Services	5.1
Electronic Components	4.9
Diversified Manufacturing	4.4
Oil & Gas-Production/Pipeline	4.2
Telecommunication Services	3.9
Broadcasting/Media	2.8
Semiconductors	2.3
Cable TV	2.1
Restaurants	1.7
Construction & Mining Equipment	1.6
Computer Services	1.3
Human Resources	1.2
Chemicals	1.1
Tools	1.1
Computers & Peripherals	1.0
Insurance	0.9
Hotels & Leisure	0.8
Aerospace & Defense	0.7
Furniture	0.7
Gaming	0.7
Forest Products	0.5
Short-Term Investments	2.2

101.7
Liabilities in excess of other assets	(1.7)

100.0%

See Notes to Financial Statements.

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Financial Statements

JUNE 30, 2005	SEMIANNUAL REPORT

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund

Statement of Assets and Liabilities

as of June 30, 2005 (Unaudited)

Assets
Investments, at value (cost $127,193,208)	$141,061,178
Receivable for investments sold	2,371,770
Dividends and interest receivable	40,774
Prepaid expenses and other assets	30,234
Receivable for Fund shares sold	19,696

Total assets	143,523,652

Liabilities
Payable for investments purchased	3,593,531
Payable for Fund shares reacquired	630,050
Accrued expenses	339,401
Transfer agent fee payable	133,321
Management fee payable	89,558
Distribution fee payable	45,021
Payable to custodian	9,963

Total liabilities	4,840,845

Net Assets	$138,682,807

Net assets were comprised of:
Common stock, at par	$150,980
Paid-in capital in excess of par	370,679,835

370,830,815
Accumulated net investment loss	(951,693)
Accumulated net realized loss on investments	(245,064,285)
Net unrealized appreciation on investments	13,867,970

Net assets, June 30, 2005	$138,682,807

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($103,483,725 ÷ 10,675,867 shares of common stock issued and outstanding)	$9.69
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price to public	$10.25

Class B
Net asset value, offering price and redemption price per share ($27,757,707 ÷ 3,547,322 shares of common stock issued and outstanding)	$7.82

Class C
Net asset value, offering price and redemption price per share ($4,688,792 ÷ 599,233 shares of common stock issued and outstanding)	$7.82

Class Z
Net asset value, offering price and redemption price per share ($2,752,583 ÷ 275,608 shares of common stock issued and outstanding)	$9.99

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	15

Statement of Operations

Six Months Ended June 30, 2005 (Unaudited)

Net Investment Loss
Income
Dividends	$465,618
Interest	14,820

Total income	480,438

Expenses
Management fee	550,575
Distribution fee—Class A	109,948
Distribution fee—Class B	144,389
Distribution fee—Class C	24,374
Transfer agent’s fees and expenses (including affiliated expenses of $211,000)	261,000
Custodian’s fees and expenses	66,000
Legal fees and expenses	62,000
Directors’ fees	60,000
Reports to shareholders	49,000
Insurance	35,000
Registration fees	27,000
Audit fees and expenses	24,000
Miscellaneous	18,845

Total expenses	1,432,131

Net investment loss	(951,693)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	8,175,549
Net change in unrealized appreciation on investments	(5,318,266)

Net gain on investments	2,857,283

Net Increase In Net Assets Resulting From Operations	$1,905,590

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(951,693)	$(1,889,477)
Net realized gain on investment transactions	8,175,549	28,201,780
Net change in unrealized appreciation on investments	(5,318,266)	(6,637,890)

Net increase in net assets resulting from operations	1,905,590	19,674,413

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares subscribed	3,302,235	8,212,180
Cost of shares reacquired	(20,688,656)	(40,613,169)

Net decrease in net assets from Fund share Transactions	(17,386,421)	(32,400,989)

Total increase (decrease)	(15,480,831)	(12,726,576)

Net Assets
Beginning of period	154,163,638	166,890,214

End of period	$138,682,807	$154,163,638

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	17

Notes to Financial Statements

(Unaudited)

Nicholas-Applegate Growth Equity Fund (the “Fund”) is currently the only series of Nicholas-Applegate Fund, Inc. (the “Company”). The Fund is an open-end, diversified, management investment company.

The Fund’s investment objective is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks of U.S. companies, the earnings and securities prices of which the investment adviser expects to grow at a rate above that of the S&P 500. The Fund intends to invest primarily in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at time of purchase. Capitalization of companies in the Index will change with market conditions.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked price, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s Subadvisor in consultation with the manager to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Company’s Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2005, there were no securities valued in accordance with such procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

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Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to shareholders. Therefore, no tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	19

Notes to Financial Statements

Cont’d

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI” or “Manager”). Pursuant to the management agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Nicholas-Applegate Capital Management (“NACM” or “Subadviser”); NACM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the Subadviser, the compensation of certain officers of the Company, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of up to .95% of the Fund’s average daily net assets and PI paid NACM, as compensation for its services pursuant to the subadvisory agreement, a fee at the rate of .75% of the average daily net assets of the Fund. Effective June 1, 2004, NACM amended the voluntary fee waiver (which was in effect through May 31, 2004) to a contractual waiver through the fiscal year ended December 31, 2005. The management fee paid to PI is computed daily and payable monthly at an annual rate of .95 of 1% of the Fund’s average daily net assets up to $25 million, .825 of 1% of the next $40 million of average daily net assets and .70 of 1% in excess of $65 million. PI pays NACM, a fee at the rate of .75 of 1% of the Fund’s average daily net assets up to $25 million, .625 of 1% of the next $40 million of average daily net assets and .50 of 1% of the Fund’s average daily net assets in excess of $65 million. During the six months ended June 30, 2005, PI earned $550,575 in management fees of which it paid $409,208 to NACM under the foregoing agreements. The effective management fee rate was 0.78% for the six months ended June 30, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average

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daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the daily net assets of the Class A shares.

Such expenses under the Plans were .21 of 1% of average daily net assets of the Class A shares and 1% of the average daily net assets of both the Class B and Class C shares, respectively, for the six months ended June 30, 2005.

PIMS has advised the Fund that it has received approximately $11,100 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2005. From these fees, PIMS paid a substantial part of such sales charges to an affiliated broker-dealer, which in turn paid commission to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2005, it received approximately $27,900 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI and PIMS and are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. For the six months ended June 30, 2005, the Fund incurred approximately $21,300 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	21

Notes to Financial Statements

Cont’d

For the six months ended June 30, 2005, Prudential Equity Group, LLC, (“PEG”), an indirect wholly owned subsidiary of Prudential, and Wachovia earned approximately $2,808 and $788, respectively, in brokerage commissions from portfolio transactions executed on behalf of the fund.

Note 4. Portfolio Securities

Purchases and sales of investment securities of the Fund other than short-term investments, for the six months ended June 30, 2005 were $77,958,356 and $94,987,242, respectively.

Note 5. Distributions and Tax Information

As of December 31, 2004, the capital loss carryforward for tax purposes was approximately $252,984,000, of which $177,418,000 expires in 2009 and $75,566,000 expires in 2010. During the year ended December 31, 2004, the fund utilized approximately $28,455,000 of its prior year capital loss carryforward. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$127,466,419	$16,993,633	$3,398,874	$13,594,759

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized 200 million shares of common stock at $.01 par value per share equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2005:
Shares sold	201,754	$1,892,990
Shares reacquired	(1,634,242)	(15,287,123)

Net increase (decrease) in shares outstanding before conversion	(1,432,488)	(13,394,133)
Shares issued upon conversion from Class B	197,224	1,883,252

Net increase (decrease) in shares outstanding	(1,235,264)	$(11,510,881)

Year ended December 31, 2004:
Shares sold	513,430	$4,450,472
Shares reacquired	(3,408,895)	(29,262,289)

Net increase (decrease) in shares outstanding before conversion	(2,895,465)	(24,811,817)
Shares issued upon conversion from Class B	568,301	4,892,086

Net increase (decrease) in shares outstanding	(2,327,164)	$(19,919,731)

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	23

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six months ended June 30, 2005:
Shares sold	137,272	$1,038,847
Shares reacquired	(450,606)	(3,403,275)

Net increase (decrease) in shares outstanding before conversion	(313,334)	(2,364,428)
Shares issued upon conversion into Class A	(244,159)	(1,883,252)

Net increase (decrease) in shares outstanding	(557,493)	$(4,247,680)

Year ended December 31, 2004:
Shares sold	303,503	$2,126,388
Shares reacquired	(919,387)	(6,427,959)

Net increase (decrease) in shares outstanding before conversion	(615,844)	(4,301,571)
Shares issued upon conversion into Class A	(698,462)	(4,892,086)

Net increase (decrease) in shares outstanding	(1,314,346)	$(9,193,657)

Class C
Six months ended June 30, 2005:
Shares sold	37,504	$282,274
Shares reacquired	(184,419)	(1,381,508)

Net increase (decrease) in shares outstanding	(146,915)	$(1,099,234)

Year ended December 31, 2004:
Shares sold	117,085	$815,933
Shares reacquired	(363,063)	(2,563,295)

Net increase (decrease) in shares outstanding	(245,978)	$(1,747,362)

Class Z
Six months ended June 30, 2005:
Shares sold	9,143	$88,124
Shares reacquired	(64,253)	(616,750)

Net increase (decrease) in shares outstanding	(55,110)	$(528,626)

Year ended December 31, 2004:
Shares sold	93,246	$819,387
Shares reacquired	(267,056)	(2,359,626)

Net increase (decrease) in shares outstanding	(173,810)	$(1,540,239)

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Financial Highlights

JUNE 30, 2005	SEMIANNUAL REPORT

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.53

Income (loss) from investment operations:
Net investment loss(b)	(.05)
Net realized and unrealized gain (loss) on investment transactions	.21

Total from investment operations	.16

Less Distributions
Distributions from net realized gains from investment transactions	—

Net asset value, end of period	$9.69

Total Return(a):	1.68%
Ratios/Supplemental Data:
Net assets, end of period (000)	$103,484
Average net assets (000)	$105,580
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.84	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(e)
Net investment loss	(1.16	)%(e)
For Class A, B, C and Z shares:
Portfolio turnover(f)	55%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based on weighted average shares outstanding during the year.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(d)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 1.84% and (1.90%), respectively, for the year ended December 31, 2004 and 1.90% and (1.67%), respectively, for the year ended December 31, 2003.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2004		2003		2002	2001	2000

$8.35		$6.71		$9.87	$17.56	$25.80

(.09)		(.12)		(.12)	(.16)	(.32)
1.27		1.76		(3.04)	(7.53)	(3.36)

1.18		1.64		(3.16)	(7.69)	(3.68)

—		—		—	—	(4.56)

$9.53		$8.35		$6.71	$9.87	$17.56

14.13%		24.44%		(32.02)%	(43.79)%	(14.06)%

$113,469		$118,846		$112,548	$199,165	$360,373
$112,356		$113,836		$150,286	$245,428	$404,873

1.77	%(d)	1.81	%(d)	1.76%	1.55%	1.36%
1.56	%(d)	1.60	%(d)	1.55%	1.34%	1.12%
(1.02	)%(d)	(1.58	)%(d)	(1.53)%	(1.35)%	(1.21)%

206%		248%		167%	149%	165%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$7.72

Income (loss) from investment operations:
Net investment loss(b)	(.07)
Net realized and unrealized gain (loss) on investment transactions	.17

Total from investment operations	.10

Less Distributions:
Distributions from net realized gains from investment transactions	—

Net asset value, end of period	$7.82

Total Return(a):	1.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,758
Average net assets (000)	$29,117
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.63	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(d)
Net investment loss	(1.95	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based on weighted average shares outstanding during the year.
(c)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 2.63% and (1.89%), respectively, for the year ended December 31, 2004, and 2.69% and (2.47%), respectively, for the year ended December 31, 2003.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2004		2003		2002	2001	2000

$6.82		$5.53		$8.19	$14.70	$22.63

(.13)		(.14)		(.16)	(.21)	(.45)
1.03		1.43		(2.50)	(6.30)	(2.92)

.90		1.29		(2.66)	(6.51)	(3.37)

—		—		—	—	(4.56)

$7.72		$6.82		$5.53	$8.19	$14.70

13.20%		23.33%		(32.48)%	(44.29)%	(14.69)%

$31,691		$36,953		$41,219	$88,533	$237,722
$33,020		$38,686		$64,374	$135,119	$347,231

2.56	%(c)	2.60	%(c)	2.55%	2.34%	2.12%
1.56	%(c)	1.60	%(c)	1.55%	1.34%	1.12%
(1.82	)%(c)	(2.38	)%(c)	(2.32)%	(2.12)%	(1.96)%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$7.72

Income (loss) from investment operations:
Net investment loss(b)	(.07)
Net realized and unrealized gain (loss) on investment transactions	.17

Total from investment operations	.10

Less Distributions:
Distributions from net realized gains from investment transactions	—

Net asset value, end of period	$7.82

Total Return(a):	1.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,689
Average net assets (000)	$4,915
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.63	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(d)
Net investment loss	(1.95	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based on weighted average shares outstanding during the period.
(c)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 2.63% and (1.89%), respectively, for the year ended December 31, 2004, and 2.69% and (2.46%), respectively, for the year ended December 31, 2003.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2004		2003		2002	2001	2000

$6.82		$5.53		$8.19	$14.70	$22.63

(.13)		(.14)		(.16)	(.21)	(.43)
1.03		1.43		(2.50)	(6.30)	(2.94)

.90		1.29		(2.66)	(6.51)	(3.37)

—		—		—	—	(4.56)

$7.72		$6.82		$5.53	$8.19	$14.70

13.20%		23.33%		(32.48)%	(44.29)%	(14.69)%

$5,761		$6,765		$6,538	$11,473	$18,571
$6,089		$6,588		$8,893	$13,359	$17,506

2.56	%(c)	2.60	%(c)	2.55%	2.34%	2.12%
1.56	%(c)	1.60	%(c)	1.55%	1.34%	1.12%
(1.82	)%(c)	(2.37	)%(c)	(2.32)%	(2.14)%	(1.97)%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.81

Income (loss) from investment operations:
Net investment loss(b)	(.05)
Net realized and unrealized gain (loss) on investment transactions	0.23

Total from investment operations	0.18

Less Distributions:
Distributions from net realized gains from investment transactions	—

Net asset value, end of period	$9.99

Total Return(a):	1.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,753
Average net assets (000)	$2,927
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.63	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(d)
Net investment loss	(.95	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based on weighted average shares outstanding during the year.
(c)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 1.63% and (0.90%), respectively, for the year ended December 31, 2004 and 1.69% and (1.46%), respectively, for the year ended December 31, 2003.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended December 31,
2004		2003		2002	2001	2000

$8.58		$6.88		$10.09	$17.93	$26.16

(.07)		(.10)		(.11)	(.14)	(.25)
1.30		1.80		(3.10)	(7.70)	(3.42)

1.23		1.70		(3.21)	(7.84)	(3.67)

—		—		—	—	(4.56)

$9.81		$8.58		$6.88	$10.09	$17.93

14.47%		24.56%		(31.81)%	(43.69)%	(13.86)%

$3,243		$4,326		$4,533	$11,384	$20,676
$3,532		$4,523		$8,224	$15,039	$13,271

1.56	%(c)	1.60	%(c)	1.55%	1.34%	1.12%
1.56	%(c)	1.60	%(c)	1.55%	1.34%	1.12%
(.83	)%(c)	(1.37	)%(c)	(1.32)%	(1.14)%	(.98)%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	33

Approval of Advisory Agreements

On May 12, 2005, the Board of Directors (the “Board”) of Nicholas-Applegate Fund, Inc. (the “Fund”), including all of the Independent Directors, met and approved the continuance of the management and subadvisory agreements for the Nicholas-Applegate Growth Equity Fund (the “Growth Equity Fund”) through May 31, 2006.

In advance of the meeting, the Contract Review Committee of the Board, which is comprised of Independent Directors, received materials relating to the agreements. The Committee members had the opportunity to ask questions during a May 3, 2005 meeting at which representatives of Prudential Investments LLC (“PI”), which serves as the Fund’s investment manager pursuant to the management agreement, and Nicholas-Applegate Capital Management LLC (“Nicholas-Applegate”), which serves as the Fund’s subadviser pursuant to the terms of the subadvisory agreement with PI, were initially available to discuss the information. Thereafter, the Committee met without representatives of PI or Nicholas-Applegate participating. During this meeting, the Committee evaluated the information provided and formulated a recommendation to the full Board. The Committee was advised by independent legal counsel as to duties of directors in approving investment advisory agreements. The Committee then had the opportunity to request further information in connection with the Board’s consideration of the agreements at the May 12, 2005 meeting.

In approving the continuance of the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided; the performance of the Growth Equity Fund; the profitability of PI and Nicholas-Applegate; expenses and fees; the potential for economies of scale that may be shared with the Fund and its shareholders; and ancillary benefits to PI and Nicholas-Applegate. In their deliberations, the Directors did not identify any single factor that was dispositive.

The Directors determined that the overall arrangements between the Fund and PI are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Nicholas-Applegate. The Board considered the services provided by PI, including the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, had assisted the Board by providing data on a number of occasions regarding performance and operations of the subadviser. The Board also considered that PI pays the salaries of most of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by Nicholas-Applegate, as well as adherence to the Growth Equity Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Nicholas-Applegate, and also reviewed the qualifications, backgrounds and responsibilities of Nicholas-Applegate’s portfolio managers who are responsible for the day-to-day management of the Growth Equity Fund’s portfolio. The Board noted that Nicholas-Applegate’s portfolio managers had assumed responsibility for the Growth Equity Fund’s portfolio in April 2004, and had met with the Board at each in-person meeting of the Board held thereafter, at which time the portfolio managers discussed the Growth Equity Fund’s performance, outlook and their investment philosophy. The Board was provided with information pertaining to PI’s and Nicholas-Applegate’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and Nicholas-Applegate. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Nicholas-Applegate.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and that the Nicholas-Applegate portfolio managers were well-qualified and had a robust investment process with adequate resources. Therefore, there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Nicholas-Applegate under the management and subadvisory agreements.

Performance of Nicholas-Applegate Growth Equity Fund

The Board received and considered information about the Growth Equity Fund’s historical performance, noting that the Growth Equity Fund had achieved performance over a one-year period ended March 31, 2005 that had exceeded its

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Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund

benchmark and was above the median in relation to the group of comparable subadvised funds in a peer universe (the “Peer Universe”) compiled by Lipper Inc., an independent provider of investment company data.

The Board noted that the Growth Equity Fund’s gross and net performance had improved to the 2nd quartile for the one-year period ended March 31, 2005. Because the Nicholas-Applegate Systematic Small-Mid Team did not assume responsibility for the Growth Equity Fund until April 2004, the Board did not consider the Growth Equity Fund’s historical performance to be as relevant to its considerations, and the Board determined that the Growth Equity Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc. and noted that, with the fee waiver, the fee schedule was within a comparable range with the fees charged to PI’s other subadvised funds, and that the breakpoints for those funds typically began at a higher asset level. The Board also considered the subadvisory fee (which is paid to Nicholas-Applegate by PI, and not by the Fund) as compared to fees charged by Nicholas-Applegate to other mutual funds and to its separate accounts. The Board considered the contractual fee waiver that was in place for the one-year ended May 31, 2005, which PI and Nicholas-Applegate had agreed to extend through May 31, 2006, and noted that the breakpoint schedule contained in the fee waiver agreement was favorable when compared to the fee schedule that applied to Nicholas-Applegate’s separate account clients.

The Board noted that the Fund’s actual management fee ranked in the second quartile in its Lipper 15(c) Peer Group. The Board noted that the Fund’s net total expense ratio ranked in the fourth quartile of the Peer Group, but also noted that the Fund’s relatively small size and small average account size affects its expense ratio. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI and Nicholas-Applegate

The Board was provided with information on the profitability to PI in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board also reviewed data from Nicholas-Applegate regarding the profitability to it in serving as the Fund’s subadviser. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital

Approval of Advisory Agreements (continued)

structure and cost of capital. The Board noted that PI had no profit from the Fund, and concluded that the profitability to Nicholas-Applegate was reasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board concluded that the breakpoints included in the fee schedule were reasonable and that the Fund was small, so that PI and Nicholas-Applegate were unable to realize any meaningful economies of scale. The Board concluded that, with the fee waiver, the Fund’s fee structure was reasonable.

Other Benefits to PI and Nicholas-Applegate

The Board considered potential ancillary benefits that might be received by PI and Nicholas-Applegate and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), net sales loads and 12b-1 fees received by affiliates, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Nicholas-Applegate included the ability to use soft dollar credits. The Board concluded that, after taking these benefits into account, the management and subadvisory fees were reasonable. The Board therefore determined that the investment management and subadvisory agreements should be renewed, based upon a finding that renewal was in the best interests of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.prudential.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Fred C. Applegate, Chairman • Dann V. Angeloff • Theodore J. Coburn • Robert F. Gunia • Arthur B. Laffer • Randolph W. Westerfield

OFFICERS
Robert F. Gunia, President and Chief Executive Officer • Charles Field, Vice President •
Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Nicholas-Applegate Capital Management	600 West Broadway San Diego, CA 92101

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	350 South Grand Avenue Los Angeles, CA 90071

FUND COUNSEL	Vedder, Price, Kaufman & Kammholz, P.C.	222 North LaSalle Street Chicago, IL 60601

Nicholas-Applegate® Growth Equity Fund
Share Class	A	B	C	Z
NASDAQ	NAPGX	NAGBX	PNACX	PNAZX
CUSIP	653698209	653698308	653698407	653698506

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.strategicpartners.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Nicholas-Applegate® Growth Equity Fund
Share Class	A	B	C	Z
NASDAQ	NAPGX	NAGBX	PNACX	PNAZX
CUSIP	653698209	653698308	653698407	653698506

MF151E2    IFS-A107720    Ed. 08/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ROBERT F. GUNIA
Robert F. Gunia President and Principal Executive Officer

Date August 24, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date August 24, 2005

*	Print the name and title of each signing officer under his or her signature.